INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

23.INCOME TAXES

The income tax expense attributable to earnings differs from the amounts computed by applying the combined federal and provincial statutory income tax rate of 26,5% (26.5% in 2023) to loss before income taxes as a result of the following:

	December 31, 2024	December 31, 2023
	$	$
Loss before income taxes	(72,885)	(55,583)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	(19,315)	(14,729)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	11,372	13,988
Share-based payments	1,041	811
Non-deductible expenses	450	(339)
Loss from revaluation of Derivative warrant liability	6,599	-
Mining royalties	400	400
Non-taxable mining duties	(143)	258
Other	(4)	12
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	400	400

As at December 31, 2024, temporary differences for which the Company has recognized deferred tax assets and liabilities are as follows:

		Recognized in the	Recognized in other	Recognized in
	Opening balance	net earnings	comprehensive income	Equity	Closing balance
Property, plant and equipment and Intangible assets	(9,711)	3,320	—	—	(6,391)
Right-of-use assets	(1,884)	379	—	—	(1,505)
Unrealized foreign exchange gain on convertibles notes	(1,075)	1,075	—	—	—
Convertible notes	(4,320)	4,320	—	—	—
Exploration and evaluation expenses	16,990	(9,094)	—	—	7,896

As at December 31, 2024 and 2023, temporary differences and unused tax losses for which the Company has not recognized deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
	$	$
FEDERAL
Exploration and evaluation expenses	105,607	61,343
Property and equipment	(6,385)	—
Equity investment	2,821	2,071
Asset retirement obligation	1,462	987
Share issue expenses	6,939	5,380
Research and development expenses	27,930	23,258
Non-capital losses	100,290	105,528
Capital losses	964	—
Unrealized foreign exchange loss on convertible notes	1,185	—
Convertible notes	2,262	—
Right-of-use assets	(1,504)	—
Lease liabilities	1,710	2,087
Others	23	6
	243,304	200,660
PROVINCIAL
Exploration and evaluation expenses	102,451	58,187
Property and equipment	(6,385)	—
Equity investment	2,821	2,071
Asset retirement obligation	1,462	987
Share issue expenses	6,939	5,380
Research and development expenses	36,403	30,077
Non-capital losses	96,643	103,506
Capital losses	964	—
Unrealized foreign exchange loss on convertible notes	1,185	—
Convertible notes	2,262	—
Right-of-use assets	(1,504)	—
Lease liabilities	1,710	2,087
Others	23	6
	244,974	202,301

The ability to realize the tax benefits is dependent upon several factors, including the future profitability of operations. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profits will be available to allow the asset to be recovered.

As at December 31, 2024, the Company’s accumulated non-capital losses for tax purposes which can be used to reduce taxable income in future years as follows:

Year incurred	Expiration date	Federal	Provincial
2024	2044	65	65
2023	2043	29,182	27,557
2022	2042	24,043	23,392
2021	2041	19,469	18,562
2020	2040	10,836	10,546
2019	2039	5,381	5,457
2018	2038	4,137	4,044
2017	2037	2,526	2,578
2016	2036	1,544	1,399
2015	2035	873	844
2014	2034	662	644
2013	2033	747	738
2012	2032	765	757
2011	2031	61	59

The Company has investment tax credit carryovers of $5,789 ($4,725 in 2023) that expire between 2036 and 2043, which are available to reduce income taxes payables in future years.

The Company accumulated capital losses for tax purposes of $964 (nil in 2023) which can be used to reduce capital gains in future years.